Consolidated Statements of Equity (USD $) In Millions, except Share data, unless otherwise specified		Total	Preferred Stock	Common Stock	Add’l Paid-In Capital	Treasury Stock	Retained Earnings	Accum. Other Comp. Loss		Share - holders’ Equity	Non-controlling Interests
Beginning balance at Dec. 31, 2010		$ 88,265	$ 52	$ 444	$ 70,760	$ (22,719)	$ 42,716	$ (3,440)		$ 87,813	$ 452
Beginning balance (in shares) at Dec. 31, 2010			1,279	8,876,000,000		864,000,000
Comprehensive income:
Net income		10,049					10,009			10,009	40
Less: Net income attributable to noncontrolling interests		40
Other comprehensive loss, net of tax		(734)						(689)	[1]	(689)	(45)
Cash dividends declared:
Common stock		(6,512)					(6,512)			(6,512)
Preferred stock		(3)					(3)			(3)
Noncontrolling interests		(19)									(19)
Share-based payment transactions		505		1	594	(90)				505
Share-based payment transactions (in shares)				23,000,000		5,000,000
Purchases of common stock		(9,000)				(9,000)				(9,000)
Purchases of common stock (in shares)		(459,000,000)				(459,000,000)
Preferred stock conversions and redemptions		(8)	(7)		(2)	1				(8)
Preferred stock conversions and redemptions (in shares)			(167)
Other		78		0	71	4	0			75	3
Other (in shares)				3,000,000		1,000,000
Ending balance at Dec. 31, 2011		82,621	45	445	71,423	(31,804)	46,210	(4,129)		82,190	431
Ending balance (in shares) at Dec. 31, 2011			1,112	8,902,000,000		1,327,000,000
Comprehensive income:
Net income		14,598					14,570			14,570	28
Less: Net income attributable to noncontrolling interests		28
Other comprehensive loss, net of tax		(1,831)						(1,824)	[1]	(1,824)	(7)
Cash dividends declared:
Common stock		(6,537)					(6,537)			(6,537)
Preferred stock		(3)					(3)			(3)
Noncontrolling interests		(9)									(9)
Share-based payment transactions		1,056		3	1,150	(97)				1,056
Share-based payment transactions (in shares)				52,000,000		4,000,000
Purchases of common stock		(8,228)				(8,228)				(8,228)
Purchases of common stock (in shares)		(349,000,000)				(349,000,000)
Preferred stock conversions and redemptions		(8)	(6)		(3)	1				(8)
Preferred stock conversions and redemptions (in shares)			(145)
Other		19		0	38	6	0			44	(25)
Other (in shares)				2,000,000		0
Ending balance at Dec. 31, 2012		81,678	39	448	72,608	(40,122)	54,240	(5,953)		81,260	418
Ending balance (in shares) at Dec. 31, 2012			967	8,956,000,000		1,680,000,000
Comprehensive income:
Net income		22,072					22,003			22,003
Less: Net income attributable to noncontrolling interests		69
Other comprehensive loss, net of tax		2,593						2,655	[1]	2,655	(62)
Cash dividends declared:
Common stock		(6,509)					(6,509)			(6,509)
Preferred stock		(2)					(2)			(2)
Noncontrolling interests		(121)									(121)
Share-based payment transactions		2,296		5	2,390	(99)				2,296
Share-based payment transactions (in shares)				95,000,000		4,000,000
Purchases of common stock		(16,290)				(16,290)				(16,290)
Purchases of common stock (in shares)		(563,000,000)				(563,000,000)
Preferred stock conversions and redemptions		(11)	(6)		(5)	0				(11)
Equity impact from sale of noncontrolling interest in subsidiary	[2]	2,479			2,297			27		2,324	155
Subsidiary or Equity Method Investee, Cumulative Number of Shares Issued for All Transactions	[2]					(405,000,000)
Deconsolidation of subsidiary sold(a)	[2]	(145)									(145)
Preferred stock conversions and redemptions (in shares)			(138)
Other		(12)		0	(7)	(4)	0			(11)	(1)
Other (in shares)				0		0
Acquisition of Common Stock in an Exchange Offer, Value	[2]	(11,408)								(11,408)
Ending balance at Dec. 31, 2013		$ 76,620	$ 33	$ 453	$ 77,283	$ (67,923)	$ 69,732	$ (3,271)		$ 76,307	$ 313
Ending balance (in shares) at Dec. 31, 2013			829	9,051,000,000		2,652,000,000

[1]	Amounts do not include foreign currency translation adjustments attributable to noncontrolling interests of $62 million loss in 2013, $7 million loss in 2012 and$45 million loss in 2011.
[2]	Relates to Zoetis (our former Animal Health subsidiary). See Note 2B. Acquisitions, Divestitures, Collaborative Arrangements and Equity-Method Investments: Divestitures.